Related Party Transaction - Schedule of Related Party Transaction (Details)	12 Months Ended
Mar. 31, 2026
Huihe Zheng [Member]
Schedule of Related Party Transaction [Line Items]
Relationship with the Company	Principal shareholder, Chief Executive Officer and Chairman of the Company